T. ROWE PRICE Retirement 2025 Fund
February 29, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/29/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 38.7%
T. Rowe Price Funds:
New Income Fund  1,442,784 1,427,865 190,363 316,755,962 2,508,707
Limited Duration Inflation
Focused Bond Fund  896,507 950,758 124,691 362,203,455 1,662,514
International Bond Fund (USD
Hedged)  515,537 415,309 83,442 101,069,288 848,982
U.S. Treasury Long-Term Index
Fund  437,926 410,127 75,572 89,384,636 669,491
Dynamic Global Bond Fund  353,356 326,512 76,701 74,135,563 573,809
Emerging Markets Bond Fund  333,105 290,038 84,508 60,192,757 542,939
High Yield Fund  304,181 276,456 71,318 87,510,010 512,809
Floating Rate Fund  145,121 92,791 46,778 21,027,930 195,349
Dynamic Credit Fund  – 175,452 1,787 19,565,106 173,151
Total Bond Mutual Funds (Cost $8,769,398) 7,687,751
EQUITY MUTUAL FUNDS 60.5%
T. Rowe Price Funds:
Growth Stock Fund  1,218,928 546,161 333,377 17,791,995 1,716,572
Value Fund  1,107,081 641,382 268,232 38,384,272 1,708,100
U.S. Large-Cap Core Fund  389,660 551,388 20,129 29,024,192 1,132,234
Equity Index 500 Fund  695,898 248,245 64,992 8,112,067 1,089,369
Hedged Equity Fund  – 907,623 8,584 88,966,820 1,012,442
Overseas Stock Fund  575,120 325,904 103,351 68,486,095 868,404
International Value Equity Fund  491,480 295,879 98,652 47,694,042 772,166
International Stock Fund  493,447 301,043 96,745 38,595,610 748,755
Real Assets Fund  313,146 404,214 19,328 53,041,737 721,368
Mid-Cap Growth Fund  282,739 184,498 57,668 4,271,229 456,039
Mid-Cap Value Fund  246,884 166,377 59,952 12,230,580 400,551
Emerging Markets Discovery
Stock Fund  221,851 153,897 80,762 23,325,335 306,262
Small-Cap Stock Fund  182,263 117,771 31,851 5,096,554 303,551
Emerging Markets Stock Fund  185,746 130,933 38,908 7,538,718 257,523
Small-Cap Value Fund  149,072 100,487 24,627 4,751,041 246,294
New Horizons Fund (2) 117,634 80,230 15,198 3,478,429 208,010
U.S. Equity Research Fund  261,114 18,570 234,368 1,310,262 65,893
Total Equity Mutual Funds (Cost $8,641,626) 12,013,533
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  1,628 523,362 522,676 22,838 2,273
Total Other Mutual Funds (Cost $2,266) 2,273

T. ROWE PRICE Retirement 2025 Fund

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/29/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.8%
Money Market Funds 0.7%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (3) 314,153 1,014,834 1,186,408 142,578,896 142,579
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 5.271%,
4/25/24 (4) 18,000,000 17,854
Total Short-Term Investments (Cost $160,436) 160,433
Total Investments in Securities 100.0%
(Cost $17,573,726) $ 19,863,990
Other Assets Less Liabilities (0.0)% (9,559)
Net Assets 100.0% $ 19,854,431
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 29, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2025 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1,354 S&P 500 E-Mini Index contracts 3/24 (345,524) $ (11,616)
Net payments (receipts) of variation margin to date 10,076
Variation margin receivable (payable) on open futures contracts $ (1,540)

T. ROWE PRICE Retirement 2025 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (6) $ (514) $ 2,571
Dynamic Global Bond Fund  (8,861) (29,358) —
Emerging Markets Bond Fund  (19,471) 4,304 16,148
Emerging Markets Discovery Stock Fund  (12,412) 11,276 7,209
Emerging Markets Stock Fund  4,836 (20,248) 3,892
Equity Index 500 Fund  110,258 210,218 8,017
Floating Rate Fund  (1,747) 4,215 8,989
Growth Stock Fund  192,962 284,860 3,480
Hedged Equity Fund  665 113,403 3,256
High Yield Fund  (7,058) 3,490 17,330
International Bond Fund (USD Hedged)  (9,272) 1,578 —
International Stock Fund  18,703 51,010 7,737
International Value Equity Fund  14,060 83,459 15,662
Limited Duration Inflation Focused Bond Fund  (10,030) (60,060) 39,340
Mid-Cap Growth Fund  30,493 46,470 1,903
Mid-Cap Value Fund  22,822 47,242 4,102
New Horizons Fund  3,525 25,344 —
New Income Fund  (19,216) (171,579) 50,043
Overseas Stock Fund  27,591 70,731 14,226
Real Assets Fund  1,072 23,336 10,235
Small-Cap Stock Fund  14,682 35,368 1,747
Small-Cap Value Fund  9,345 21,362 1,944
Transition Fund  (3,643) (41) 474
U.S. Equity Research Fund  10,413 20,577 984
U.S. Large-Cap Core Fund  2,537 211,315 5,718
U.S. Treasury Long-Term Index Fund  (21,343) (102,990) 11,920
Value Fund  77,157 227,869 19,241
U.S. Treasury Money Fund, 5.40% — — 8,658
Totals $ 428,062# $ 1,112,637 $ 264,826+

T. ROWE PRICE Retirement 2025 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $84,796 of the net realized gain (loss).
+ Investment income comprised $264,826 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2025 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2025 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). On February 16, 2024, the fund acquired substantially all of the assets of the T. Rowe Price Retirement I 2025 Fund in exchange for I Class shares of the fund, pursuant to the Agreement and Plan of Reorganization dated June 26, 2023. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2025 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities.
When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2025 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 7,687,751 $ — $ — $ 7,687,751
Equity Mutual Funds 12,013,533 — — 12,013,533
Other Mutual Funds 2,273 — — 2,273
Short-Term Investments 142,579 17,854 — 160,433
Total $ 19,846,136 $ 17,854 $ — $ 19,863,990
Liabilities
Futures Contracts* $ 11,616 $ — $ — $ 11,616
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2025 Fund

In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F157-054Q3 02/24